Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Income Statement [Abstract]
Basic and diluted weighted average shares outstanding (in Shares) (in Shares)	21,562,500	3,750,000	21,562,500	3,750,000	3,750,000	11,781,678
Basic net income (loss) per share of common stock (in Dollars per share)	$ (0.04)	$ 0.00	$ 0.05	$ 0.00	$ 0.00	$ (0.05)